Income Taxes (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Percentage of cumulative tax effect	50.00%	34.00%		34.00%
Net operating loss carryforwards	$ 8,355,780	$ 7,608,511
Change in valuation allowance		175,823	1,830,894
Estimate the benefit of loss carry forward value	3,042,780
Federal statutory rate	34.00%	34.00%	34.00%
Valuation allowance		$ 2,549,239	$ 2,369,603		$ 175,823